Segmental Information	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Segmental Information
SEGMENTAL INFORMATION

AngloGold Ashanti Limited’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). The group produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments (including equity accounted investments). Individual members of the Executive Committee are responsible for geographic regions of the business.

Group analysis by origin is as follows:

Figures in millions	Total assets (1)(2)(3)			Net operating assets(2)(3)
US Dollars	2017	2016	2015	2017	2016	2015
South Africa	1,734	1,818	1,629	1,388	1,520	1,352
Continental Africa	3,153	3,090	3,121	1,296	1,278	1,349
Australasia	929	804	837	664	581	625
Americas	1,258	1,273	1,341	909	923	963
Other, including non-gold producing subsidiaries	145	168	356	24	26	11
	7,219	7,153	7,284	4,281	4,328	4,300

Non-current assets considered material, by country are:
South Africa(5)				1,295	1,678	1,463
Foreign entities(5)				4,259	4,144	4,324

DRC(5)				1,423	1,400	1,406
Ghana(5)				533	520	543
Tanzania(5)				422	437	517
Australia(5)				764	673	703
Brazil(5)				632	645	657

Figures in millions	Amortisation
US Dollars	2017	2016	2015
South Africa	133	167	182
Continental Africa(1)	421	365	339
Australasia	130	126	117
Americas(1)	273	260	240
Other, including non-gold producing subsidiaries	2	5	7
	959	923	885
Equity-accounted investments included above	(136)	(114)	(108)
Continuing operations	823	809	777
Discontinued operations	—	—	6
	823	809	783

(1)	Includes equity-accounted investments.

(2)
Total assets includes allocated goodwill of nil (2016: $8m; 2015: $7m) for South Africa, $119m (2016: $110m; 2015: $111m) for Australasia and $8m (2016: $8m; 2015: $8m) for Americas (note 15). The South African segment includes assets held for sale of $348m (refer note 23).

(3)	In 2017, pre-tax impairments and derecognition of assets of $294m were accounted for in South Africa (2016: $3m; 2015: $5m).

(4)
The group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation, refer to the group income statement.

(5)	Non-current assets exclude financial instruments and deferred tax assets.

Figures in millions	Capital expenditure
US Dollars	2017	2016	2015
South Africa	150	182	206
Continental Africa(1)	409	291	315
Australasia	153	109	78
Americas (1)	234	225	196
Other, including non-gold producing subsidiaries	7	4	4
	953	811	799
Discontinued operations	—	—	58
	953	811	857
Equity-accounted investments included above	(123)	(100)	(131)
	830	711	726

	Gold production (attributable) (000oz)
	2017	2016	2015
South Africa	903	967	1,004
Continental Africa	1,453	1,321	1,435
Australasia	559	520	560
Americas	840	820	831
Continuing operations	3,755	3,628	3,830
Discontinued operations	—	—	117
	3,755	3,628	3,947

Figures in millions	Gold income
US Dollars	2017	2016	2015
Geographical analysis of gold income by origin is as follows:
South Africa	1,101	1,173	1,132
Continental Africa(1)	1,895	1,663	1,724
Australasia	709	646	666
Americas	1,104	1,036	967
	4,809	4,518	4,489
Equity-accounted investments included above	(453)	(433)	(474)
Continuing operations (note 3)	4,356	4,085	4,015
Discontinued operations	—	—	137
	4,356	4,085	4,152
Foreign countries included in the above and considered material are:
Brazil	705	659	641
Guinea	489
Tanzania	664	591	615
Geographical analysis of gold income by destination is as follows:
South Africa	1,659	1,719	2,499
North America	456	893	658
Australia	709	645	666
Asia	—	—	195
Europe	399	377	332
United Kingdom	1,586	884	139
	4,809	4,518	4,489
Equity-accounted investments included above	(453)	(433)	(474)
Continuing operations (note 3)	4,356	4,085	4,015
Discontinued operations	—	—	137
Continuing and discontinued operations	4,356	4,085	4,152

Figures in millions	By product revenue
US Dollars	2017	2016	2015
South Africa	15	23	38
Continental Africa(1)	3	4	3
Australasia	2	2	2
Americas	135	110	84
	155	139	127
Equity-accounted investments included above	(1)	(1)	—
Continuing operations	154	138	127
Discontinued operations	—	—	1
	154	138	128

Figures in millions	Total cash costs
US Dollars	2017	2016	2015
South Africa	968	857	874
Continental Africa(1)	1,088	976	1,010
Australasia	407	404	393
Americas	547	486	492
Corporate and other	(6)	—	(9)
	3,004	2,723	2,760
Equity-accounted investments included above	(295)	(288)	(267)
Continuing operations	2,709	2,435	2,493
Discontinued operations	—	—	125
	2,709	2,435	2,618

Figures in millions	Cost of sales
US Dollars	2017	2016	2015
South Africa	1,114	1,041	1,083
Continental Africa(1)	1,510	1,331	1,347
Australasia	550	540	525
Americas (1)	851	752	719
Corporate and other(1)	(3)	5	(2)
	4,022	3,669	3,672
Equity-accounted investments included above	(440)	(406)	(378)
Continuing operations	3,582	3,263	3,294
Discontinued operations	—	—	118
	3,582	3,263	3,412

Figures in millions	Gross profit (loss) (4)
US Dollars	2017	2016	2015
South Africa	(3)	149	42
Continental Africa(1)	386	334	377
Australasia	159	106	142
Americas(1)	253	283	247
Corporate and other(1)	2	(4)	2
	797	868	810
Equity-accounted investments included above	(13)	(27)	(96)
Continuing operations	784	841	714
Discontinued operations	—	—	19
	784	841	733